UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number:  028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman          New York, New York          February 14, 2013
-----------------------     ------------------------     ---------------------
      [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $1,162,072
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number       Name
     ---     ----------------------     -------------------------------
      1.      028-13397                  Cobalt Offshore Master Fund LP

      2.      028-10572                  Cobalt Partners, L.P.

      3.      028-12326                  Cobalt Partners II, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                  Cobalt Capital Management, Inc.
                                                         December 31, 2012
COLUMN 1                          COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7     COLUMN 8
                                                           VALUE     SHS OR     SH/ PUT/   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT    PRN CALL   DISCRETION    MNGRS     SOLE    SHRD NONE
----------------------------  ---------------  ---------  --------  ----------  --- ---- --------------  -----  ---------- ---- ----
AGRIUM INC                    COM              008916108   23,999      240,304   SH      SHARED-DEFINED  1,2,3     240,304
ALPHA NATURAL RESOURCES INC   NOTE 2.375% 4/1  02076XAA0    4,616    4,964,000  PRN      SHARED-DEFINED  1,2,3   4,964,000
AMERICAN INTL GROUP INC       COM NEW          026874784   51,284    1,452,800   SH      SHARED-DEFINED  1,2,3   1,452,800
ASHLAND INC NEW               COM              044209104   21,309      265,000   SH      SHARED-DEFINED  1,2,3     265,000
ATLAS ENERGY LP               COM UNITS LP     04930A104   35,644    1,026,014   SH      SHARED-DEFINED  1,2,3   1,026,014
ATLAS RESOURCE PARTNERS LP    COM UNT LTD PR   04941A101   17,519      779,676   SH      SHARED-DEFINED  1,2,3     779,676
BHP BILLITON LTD              SPONSORED ADR    088606108      688        8,776   SH      SHARED-DEFINED  1,2,3       8,776
CABOT OIL & GAS CORP          COM              127097103   19,151      385,027   SH      SHARED-DEFINED  1,2,3     385,027
CAPITAL ONE FINL CORP         COM              14040H105    5,290       91,317   SH      SHARED-DEFINED  1,2,3      91,317
CHARTER COMMUNICATIONS INC D  CL A NEW         16117M305    1,525       20,000   SH      SHARED-DEFINED  1,2,3      20,000
CITIGROUP INC                 COM NEW          172967424   15,824      400,000   SH      SHARED-DEFINED  1,2,3     400,000
CONOCOPHILLIPS                COM              20825C104   43,998      758,721   SH      SHARED-DEFINED  1,2,3     758,721
CVS CAREMARK CORPORATION      COM              126650100    4,835      100,000   SH      SHARED-DEFINED  1,2,3     100,000
DANA HLDG CORP                COM              235825205    6,711      429,900   SH      SHARED-DEFINED  1,2,3     429,900
DELPHI AUTOMOTIVE PLC         SHS              G27823106    3,825      100,000   SH      SHARED-DEFINED  1,2,3     100,000
DELTA AIR LINES INC DEL       COM NEW          247361702    9,852      830,000   SH      SHARED-DEFINED  1,2,3     830,000
DENBURY RES INC               COM NEW          247916208    1,620      100,000   SH      SHARED-DEFINED  1,2,3     100,000
EAGLE MATERIALS INC           COM              26969P108   14,625      250,000   SH      SHARED-DEFINED  1,2,3     250,000
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS     G10082140    6,718      208,830   SH      SHARED-DEFINED  1,2,3     208,830
EXPEDIA INC DEL               COM NEW          30212P303   12,288      200,000   SH      SHARED-DEFINED  1,2,3     200,000
FUSION-IO INC                 COM              36112J107    5,574      243,100   SH      SHARED-DEFINED  1,2,3     243,100
GENWORTH FINL INC             COM CL A         37247D106    4,506      600,000   SH      SHARED-DEFINED  1,2,3     600,000
GOLDMAN SACHS GROUP INC       COM              38141G104   17,858      140,000   SH      SHARED-DEFINED  1,2,3     140,000
HARTFORD FINL SVCS GROUP INC  COM              416515104   53,416    2,380,400   SH      SHARED-DEFINED  1,2,3   2,380,400
HARVEST NATURAL RESOURCES IN  COM              41754V103    2,875      317,006   SH      SHARED-DEFINED  1,2,3     317,006
HERTZ GLOBAL HOLDINGS INC     COM              42805T105    9,409      578,300   SH      SHARED-DEFINED  1,2,3     578,300
HOLLYFRONTIER CORP            COM              436106108   27,937      600,150   SH      SHARED-DEFINED  1,2,3     600,150
KKR FINANCIAL HLDGS LLC       NOTE 7.500% 1/1  48248AAD0   19,716   12,876,000  PRN      SHARED-DEFINED  1,2,3  12,876,000
KKR FINANCIAL HLDGS LLC       COM              48248A306   35,065    3,320,539   SH      SHARED-DEFINED  1,2,3   3,320,539
LENNAR CORP                   CL A             526057104   48,133    1,244,714   SH      SHARED-DEFINED  1,2,3   1,244,714
LIBERTY GLOBAL INC            COM SER A        530555101   39,622      629,315   SH      SHARED-DEFINED  1,2,3     629,315
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100   44,829      785,236   SH      SHARED-DEFINED  1,2,3     785,236
MARATHON PETE CORP            COM              56585A102   71,235    1,130,716   SH      SHARED-DEFINED  1,2,3   1,130,716
MERITOR INC                   COM              59001K100    2,532      535,300   SH      SHARED-DEFINED  1,2,3     535,300
NRG ENERGY INC                COM NEW          629377508   36,953    1,607,340   SH      SHARED-DEFINED  1,2,3   1,607,340
NYSE EURONEXT                 COM              629491101    6,308      200,000   SH      SHARED-DEFINED  1,2,3     200,000
OCCIDENTAL PETE CORP DEL      COM              674599105   27,932      364,600   SH      SHARED-DEFINED  1,2,3     364,600
PEABODY ENERGY CORP           COM              704549104   12,602      473,600   SH      SHARED-DEFINED  1,2,3     473,600
PIONEER NAT RES CO            COM              723787107   37,097      348,034   SH      SHARED-DEFINED  1,2,3     348,034
PRUDENTIAL FINL INC           COM              744320102   13,333      250,000   SH      SHARED-DEFINED  1,2,3     250,000
QUALCOMM INC                  COM              747525103   10,207      165,000   SH      SHARED-DEFINED  1,2,3     165,000
RAYONIER INC                  COM              754907103   14,535      280,428   SH      SHARED-DEFINED  1,2,3     280,428
SM ENERGY CO                  COM              78454L100   13,510      258,754   SH      SHARED-DEFINED  1,2,3     258,754
SPDR GOLD TRUST               GOLD SHS         78463V107   75,323      464,900   SH      SHARED-DEFINED  1,2,3     464,900
TENNECO INC                   COM              880349105   18,946      539,627   SH      SHARED-DEFINED  1,2,3     539,627
THERMO FISHER SCIENTIFIC INC  COM              883556102   31,437      492,900   SH      SHARED-DEFINED  1,2,3     492,900
TRANSOCEAN LTD                REG SHS          H8817H100   27,035      605,346   SH      SHARED-DEFINED  1,2,3     605,346
TYSON FOODS INC               CL A             902494103    7,760      400,000   SH      SHARED-DEFINED  1,2,3     400,000
UNION PAC CORP                COM              907818108   18,858      150,000   SH      SHARED-DEFINED  1,2,3     150,000
VERISIGN INC                  COM              92343E102   10,384      267,500   SH      SHARED-DEFINED  1,2,3     267,500
VISA INC                      COM CL A         92826C839   26,223      173,000   SH      SHARED-DEFINED  1,2,3     173,000
VISTEON CORP                  COM NEW          92839U206   33,037      613,848   SH      SHARED-DEFINED  1,2,3     613,848
WESTERN REFNG INC             COM              959319104   12,581      446,300   SH      SHARED-DEFINED  1,2,3     446,300
WHITING PETE CORP NEW         COM              966387102   38,361      884,515   SH      SHARED-DEFINED  1,2,3     884,515
YAHOO INC                     COM              984332106    5,622      282,500   SH      SHARED-DEFINED  1,2,3     282,500




SK 01181 0008 1357031